STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2011
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Schedule of selected information for insurance subsidiaries

(in thousands)	2011		2010	2009
Consolidated net income, statutory basis	$118,922	*	$143,091	$116,332
Consolidated surplus, statutory basis	$710,186		$732,379	$784,161

*Includes statutory net income of CBIC for the 12-month period ended December 31, 2011.